Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 13,553	$ 13,458
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,553
Performance share units	25,084
Financial liabilities and contractual commitments, undiscounted cash flows	38,637
Non-Derivative Financial Instrument [Member] | 2024 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	13,553
Performance share units	13,562
Financial liabilities and contractual commitments, undiscounted cash flows	27,115
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Performance share units	11,522
Financial liabilities and contractual commitments, undiscounted cash flows	11,522
Non-Derivative Financial Instrument [Member] | 2027 - 2028 [member]
Non-derivative financial liabilities
Performance share units	0
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0